Accounts receivable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Accounts receivable balance non-interest bearing and payment terms	180 days
Percentage of customer balance account receivable	24.00%	15.00%
Accounts receivable in aggregate amount	$ 6,700,000	$ 5,400,000
Long-term lease receivables	0	0
Net lease receivables	$ 100,000	$ 200,000